JPMorgan SmartRetirement 2060 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2060 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,428
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	832
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	650
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	$ 527